Capital and financial risk management - Foreign exchange sensitivity Equity Impact (Details) - Currency Risk - EUR (€) € in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
CNY
Capital and financial risk management
Percentage Appreciation			10.00%
Percentage Depreciation			10.00%
Increase (decrease) in equity due to appreciation	€ (13)	€ (17)
Increase (decrease) in equity due to depreciation	€ 13	17
Euro
Capital and financial risk management
Percentage Appreciation			10.00%
Percentage Depreciation	10.00%		10.00%
Increase (decrease) in equity due to appreciation	€ (216)	(189)
Increase (decrease) in equity due to depreciation	€ 182	160
USD
Capital and financial risk management
Percentage Appreciation	10.00%		10.00%
Percentage Depreciation			10.00%
Increase (decrease) in equity due to appreciation	€ (33)	(6)
Increase (decrease) in equity due to depreciation	€ 29	€ 5